Columbia Disciplined Value Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 4.8%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	152,416	4,221,923
Verizon Communications, Inc.	12,972	571,546
Total		4,793,469
Entertainment 0.2%
Electronic Arts, Inc.	2,701	391,888
Media 1.7%
Fox Corp., Class A	56,548	2,815,525
Total Communication Services		8,000,882
Consumer Discretionary 6.1%
Diversified Consumer Services 0.6%
ADT, Inc.	124,345	997,247
Hotels, Restaurants & Leisure 1.3%
Booking Holdings, Inc.	413	2,106,003
Household Durables 1.5%
PulteGroup, Inc.	24,120	2,474,229
Specialty Retail 1.0%
Gap, Inc. (The)	54,664	1,197,141
TJX Companies, Inc. (The)	4,463	574,299
Total		1,771,440
Textiles, Apparel & Luxury Goods 1.7%
Columbia Sportswear Co.	9,573	595,153
Ralph Lauren Corp.	10,089	2,269,521
Total		2,864,674
Total Consumer Discretionary		10,213,593
Consumer Staples 8.0%
Beverages 0.6%
Molson Coors Beverage Co., Class B	16,466	947,289
Consumer Staples Distribution & Retail 1.3%
Target Corp.	21,985	2,125,950
Food Products 0.1%
ConAgra Foods, Inc.	10,964	270,920
Household Products 2.4%
Colgate-Palmolive Co.	21,540	1,985,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Kimberly-Clark Corp.	2,058	271,203
Procter & Gamble Co. (The)	11,064	1,798,674
Total		4,055,650
Tobacco 3.6%
Altria Group, Inc.	61,024	3,609,570
Philip Morris International, Inc.	13,665	2,341,634
Total		5,951,204
Total Consumer Staples		13,351,013
Energy 6.1%
Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.(a)	26,266	3,573,752
Exxon Mobil Corp.	43,726	4,618,777
Valero Energy Corp.	16,956	1,968,422
Total		10,160,951
Total Energy		10,160,951
Financials 23.0%
Banks 6.8%
Citigroup, Inc.	52,464	3,587,488
JPMorgan Chase & Co.	29,860	7,304,353
Wells Fargo & Co.	7,036	499,627
Total		11,391,468
Capital Markets 6.0%
Blackrock, Inc.	3,071	2,807,693
CME Group, Inc.	13,315	3,689,320
Janus Henderson Group PLC	74,777	2,483,344
Virtu Financial, Inc. Class A	24,354	953,459
Total		9,933,816
Consumer Finance 0.9%
Synchrony Financial	29,400	1,527,330
Financial Services 5.3%
Berkshire Hathaway, Inc., Class B(b)	6,880	3,668,760
Fiserv, Inc.(b)	12,223	2,255,999
MGIC Investment Corp.	112,573	2,804,193
Total		8,728,952

Columbia Disciplined Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.0%
Allstate Corp. (The)	4,852	962,588
Lincoln National Corp.	7,084	225,767
Marsh & McLennan Companies, Inc.	9,769	2,202,617
MetLife, Inc.	33,956	2,559,264
Prudential Financial, Inc.	2,717	279,063
Reinsurance Group of America, Inc.	2,310	432,686
Total		6,661,985
Total Financials		38,243,551
Health Care 14.2%
Biotechnology 2.5%
AbbVie, Inc.	8,232	1,606,063
Amgen, Inc.	1,623	472,163
BioMarin Pharmaceutical, Inc.(b)	6,612	421,118
Exact Sciences Corp.(b)	2,481	113,233
Regeneron Pharmaceuticals, Inc.	1,086	650,254
Vertex Pharmaceuticals, Inc.(b)	1,812	923,214
Total		4,186,045
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	14,024	1,833,638
Baxter International, Inc.	29,453	918,050
Hologic, Inc.(b)	5,569	324,116
Medtronic PLC	18,585	1,575,265
Total		4,651,069
Health Care Providers & Services 3.9%
Cigna Group (The)	5,269	1,791,671
CVS Health Corp.	20,182	1,346,341
McKesson Corp.	514	366,374
Premier, Inc.	22,705	462,047
Tenet Healthcare Corp.(b)	15,412	2,203,145
UnitedHealth Group, Inc.	591	243,161
Total		6,412,739
Life Sciences Tools & Services 0.2%
QIAGEN NV(b)	7,913	338,281
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	36,615	1,838,073
Jazz Pharmaceuticals PLC(b)	22,453	2,626,103
Johnson & Johnson	3,277	512,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Pfizer, Inc.	23,100	563,871
Viatris, Inc.	295,649	2,489,364
Total		8,029,639
Total Health Care		23,617,773
Industrials 14.4%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	3,979	1,900,967
Air Freight & Logistics 1.4%
FedEx Corp.	11,282	2,372,943
Building Products 2.1%
Masco Corp.	3,605	218,499
Owens Corning	15,463	2,248,475
Trane Technologies PLC	2,784	1,067,135
Total		3,534,109
Construction & Engineering 3.5%
EMCOR Group, Inc.	5,760	2,308,032
MasTec, Inc.(b)	17,645	2,246,562
Valmont Industries, Inc.	4,123	1,208,946
Total		5,763,540
Machinery 3.9%
Caterpillar, Inc.	10,888	3,367,332
Snap-On, Inc.	8,534	2,678,054
Toro Co. (The)	6,674	455,701
Total		6,501,087
Passenger Airlines 0.6%
United Airlines Holdings, Inc.(b)	14,555	1,001,675
Professional Services 1.8%
Automatic Data Processing, Inc.	9,819	2,951,591
Total Industrials		24,025,912
Information Technology 8.5%
Communications Equipment 1.8%
Cisco Systems, Inc.	52,077	3,006,405
IT Services 0.2%
VeriSign, Inc.(b)	1,407	396,943
Columbia Disciplined Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.2%
Cirrus Logic, Inc.(b)	9,170	880,687
QUALCOMM, Inc.	18,358	2,725,428
Total		3,606,115
Software 3.1%
Dropbox, Inc., Class A(b)	22,218	634,324
Fortinet, Inc.(b)	2,621	271,955
Nutanix, Inc., Class A(b)	19,884	1,366,031
Salesforce, Inc.	10,641	2,859,343
Total		5,131,653
Technology Hardware, Storage & Peripherals 1.2%
NetApp, Inc.	22,354	2,006,272
Total Information Technology		14,147,388
Materials 4.2%
Chemicals 1.7%
CF Industries Holdings, Inc.	24,631	1,930,332
Scotts Miracle-Gro Co. (The), Class A	17,806	897,066
Total		2,827,398
Construction Materials 1.0%
CRH PLC	17,382	1,658,590
Metals & Mining 0.6%
Steel Dynamics, Inc.	7,384	957,779
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	17,629	1,521,559
Total Materials		6,965,326
Real Estate 4.6%
Real Estate Management & Development 1.8%
CBRE Group, Inc., Class A(b)	4,427	540,891
Jones Lang LaSalle, Inc.(b)	11,086	2,521,067
Total		3,061,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.4%
Brixmor Property Group, Inc.	12,129	302,133
Simon Property Group, Inc.	2,038	320,741
Total		622,874
Specialized REITs 2.4%
Gaming and Leisure Properties, Inc.	9,598	459,360
SBA Communications Corp.	14,156	3,445,571
Total		3,904,931
Total Real Estate		7,589,763
Utilities 4.4%
Electric Utilities 4.4%
Edison International	37,671	2,015,775
Entergy Corp.	30,022	2,496,930
PG&E Corp.	171,209	2,828,373
Total		7,341,078
Total Utilities		7,341,078
Total Common Stocks (Cost $138,605,797)		163,657,230

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(c),(d)	2,992,261	2,991,363
Total Money Market Funds (Cost $2,991,006)		2,991,363
Total Investments in Securities (Cost: $141,596,803)		166,648,593
Other Assets & Liabilities, Net		(88,597)
Net Assets		166,559,996
At April 30, 2025, securities and/or cash totaling $526,552 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	06/2025	USD	3,631,550	165,831	—

Columbia Disciplined Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(d)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	1,551,804	22,020,633	(20,581,079)	5	2,991,363	(253)	88,962	2,992,261
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT179_07_R01_(06/25)